Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary CNY
Variable Interest Entity [Line Items]
Total assets	$ 3,708,439	23,340,541	11,048,439		$ 287,387	1,808,784	1,194,045
current	2,518,019	15,848,156	8,782,447		160,257	1,008,640	564,729
non-current	1,190,420	7,492,385	2,265,992		127,130	800,144	629,316
Total liabilities	1,114,576	7,015,028	2,642,847		231,387	1,456,328	852,945
current	700,130	4,406,547	2,551,847		213,265	1,342,268	766,945
non-current	414,446	2,608,481	91,000		18,122	114,060	86,000
Total revenues	2,303,943	14,500,786	7,915,074	4,447,776	668,159	4,205,327	1,832,629	934,814
Net income	$ 1,051,862	6,620,318	3,525,168	1,485,104	$ 18,954	119,294	46,234	27,263